SCHEDULE OF PRINCIPAL SUBSIDIARIES (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Swift Top Capital Resources Limited [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Swift Top Capital Resources Limited
Date of incorporation	November 20, 2012
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Hong Kong
Principal activities	Trading of logs
Parquet Nature SARL [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Parquet Nature (France) S.A.R.L.
Date of incorporation	August 21, 2012
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	France
Principal activities	Trading of logs
ChoiChon Investment Company Limited [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Choi Chon Investment Company Limited
Date of incorporation	March 12,2015
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Macau
Principal activities	Trading of wood products
South American Wood SAC [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	South American Wood S.A.C.
Date of incorporation	December 16, 2019
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Peru
Principal activities	Trading of wood products
Grupo Maderero Amaz SAC [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Grupo Maderero Amaz S.A.C.
Date of incorporation	July 27, 2016
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Peru
Principal activities	Trading of wood products
E and T Forestal SAC [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	E&T Forestal S.A.C.
Date of incorporation	May 2，2014
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Peru
Principal activities	Manufacturing of wood products and holding of concession rights
Maderera Industrial Isabelita SAC [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Maderera Industrial Isabelita S.A.C.
Date of incorporation	February 22, 2002
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Peru
Principal activities	Trading of wood products and holding of concession rights
Nuevo San Martin SAC [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Nuevo San Martin S.A.C.
Date of incorporation	June 5, 2002
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Peru
Principal activities	Manufacturing and trading of wood products and holding of concession rights
Sepahua Tropical Forest SAC [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Sepahua Tropical Forest S.A.C.
Date of incorporation	June 5, 2002
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Peru
Principal activities	Holding of concession rights
Latino American Forest SAC [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Latinoamerican Forest S.A.C.
Date of incorporation	March 31, 2022
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Peru
Principal activities	Trading of wood products